Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under the non-cancelable operating leases consisted of the following as of September 30, 2020:

Year Ending December 31,	(in thousands)
2020 (remaining 3 months)	$197
2021	800

Total	$997

Future minimum lease payments under the non-cancelable operating leases consisted of the following as of December 31, 2019:

Year ending December 31,	(in thousands)
2020	$776
2021	800

Total	$1,576